UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22049
Investment Company Act File Number

International Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures

Item 1. Schedule of Investments

International Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 40.3%

	Principal
Security	Amount		Value
Australia — 0.6%
Commonwealth of Australia, 5.75%, 6/15/11	AUD	177,000	$159,787
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	135,957
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	141,299

Total Australia (identified cost $395,541)			$437,043

Belgium — 1.5%
Kingdom of Belgium, 4.00%, 3/28/13	EUR	211,000	$310,700
Kingdom of Belgium, 5.50%, 9/28/17	EUR	195,000	311,346
Kingdom of Belgium, 5.50%, 3/28/28	EUR	288,000	461,967

Total Belgium (identified cost $1,049,131)			$1,084,013

Brazil — 0.2%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	275,606	$142,213

Total Brazil (identified cost $126,171)			$142,213

Canada — 2.3%
Canada Housing Trust, 2.20%, 3/15/14	CAD	135,000	$125,248
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	881,000	863,359
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	211,098
Canada Housing Trust, 4.10%, 12/15/18	CAD	475,000	463,468

Total Canada (identified cost $1,596,086)			$1,663,173

Chile — 0.1%
Government of Chile, 2.10%, 9/1/15(1)	CLP	41,743,840	$75,707

Total Chile (identified cost $75,630)			$75,707

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$34,399

Total Congo (identified cost $25,507)			$34,399

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	41,617,040	$33,843
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	4,802,156	3,867

Total Costa Rica (identified cost $48,237)			$37,710

Czech Republic — 1.9%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,413,116

Total Czech Republic (identified cost $1,516,783)			$1,413,116

Denmark — 1.0%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$42,402
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	196,950

	Principal
Security	Amount		Value
Kingdom of Denmark, 5.00%, 11/15/13	DKK	938,000	$191,920
Kingdom of Denmark, 6.00%, 11/15/11	DKK	460,000	92,417
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	199,467

Total Denmark (identified cost $704,908)			$723,156

France — 11.0%
Government of France, 3.75%, 4/25/17	EUR	1,320,000	$1,918,522
Government of France, 4.00%, 10/25/13	EUR	905,000	1,344,418
Government of France, 4.00%, 4/25/14	EUR	570,000	848,162
Government of France, 4.25%, 10/25/23	EUR	1,920,000	2,771,460
Government of France, 5.50%, 4/25/29	EUR	745,000	1,230,896

Total France (identified cost $7,729,937)			$8,113,458

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	115,000	$119,600

Total Georgia (identified cost $79,161)			$119,600

Germany — 11.3%
Republic of Germany, 3.75%, 7/4/13	EUR	1,096,000	$1,618,364
Republic of Germany, 3.75%, 1/4/19	EUR	970,000	1,410,853
Republic of Germany, 5.00%, 1/4/12	EUR	1,700,000	2,528,217
Republic of Germany, 6.25%, 1/4/30	EUR	732,000	1,331,532
Republic of Germany, 6.50%, 7/4/27	EUR	760,000	1,401,607

Total Germany (identified cost $7,831,334)			$8,290,573

Ghana — 0.1%
Ghana Government Bond, 13.69%, 3/15/10	GHS	140,000	$97,250

Total Ghana (identified cost $145,231)			$97,250

Israel — 0.4%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	856,698	$269,245

Total Israel (identified cost $270,245)			$269,245

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	190,000	$237,915

Total Macedonia (identified cost $165,705)			$237,915

Netherlands — 1.5%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$511,000
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	312,466
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	319,113

Total Netherlands (identified cost $1,093,189)			$1,142,579

	Principal
Security	Amount		Value
Poland — 0.3%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	650,417	$215,536

Total Poland (identified cost $185,479)			$215,536

South Africa — 0.8%
Republic of South Africa, 6.50%, 6/2/14	USD	540,000	$591,300

Total South Africa (identified cost $592,786)			$591,300

Sweden — 1.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$782,735
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	63,076

Total Sweden (identified cost $868,183)			$845,811

Turkey — 2.0%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	388,220	$314,363
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	538,212	410,289
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	854,908	741,958

Total Turkey (identified cost $1,110,758)			$1,466,610

United Kingdom — 3.3%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$361,831
United Kingdom Government Bond, 4.75%, 6/7/10	GBP	342,000	554,602
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	483,455
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	550,052
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	466,107

Total United Kingdom (identified cost $2,829,731)			$2,416,047

Uruguay — 0.3%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,078,839	$255,719

Total Uruguay (identified cost $217,797)			$255,719

Total Foreign Government Bonds (identified cost $28,657,530)			$29,672,173

Foreign Corporate Bonds — 0.1%

	Principal
Security	Amount		Value
Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(3)	USD	40,000	$37,000

Total Kazakhstan (identified cost $33,538)			$37,000

Total Foreign Corporate Bonds (identified cost $33,538)			$37,000

Collateralized Mortgage Obligations — 7.9%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$690,074	$743,831
Federal National Mortgage Association:
Series 1991-139, Class PN, 7.50%, 10/25/21	836,887	945,659
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,472,646	2,673,605
Series 2009-62, Class WA, 5.56%, 8/25/39(4)	1,371,617	1,473,280

Total Collateralized Mortgage Obligations (identified cost $5,699,286)		$5,836,375

Mortgage Pass-Throughs — 31.2%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.00%, with maturity at 2016	$1,282,956	$1,382,108

		$1,382,108

Federal National Mortgage Association:
2.51%, with maturity at 2035(5)	$1,882,082	$1,946,190
4.33%, with maturity at 2035(5)	2,142,161	2,232,534
6.00%, with maturity at 2019	337,090	364,278
6.50%, with various maturities to 2036	5,162,114	5,677,487
7.00%, with various maturities to 2033	2,579,010	2,887,881
7.50%, with maturity at 2035	894,326	1,019,418
8.50%, with maturity at 2032	844,962	997,990

		$15,125,778

Government National Mortgage Association:
7.00%, with various maturities to 2035	$2,945,757	$3,285,739
8.00%, with maturity at 2016	1,247,929	1,348,157
9.00%, with various maturities to 2024	1,575,368	1,834,091

		$6,467,987

Total Mortgage Pass-Throughs (identified cost $22,343,249)		$22,975,873

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Put Option	JPY 910,000	JPY 107.75	4/6/10	$1,613

Total Currency Options Purchased (identified cost $163,800)				$1,613

Short-Term Investments — 29.2%

Foreign Government Securities — 9.6%

	Principal
Security	Amount		Value
Chile — 0.3%
Chilean Government Bond, 6.00%, 7/1/10	CLP	125,000,000	$243,655

Total Chile (identified cost $259,628)			$243,655

	Principal
Security	Amount		Value
Egypt — 3.1%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	2,600,000	$475,634
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	1,475,000	269,350
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	1,850,000	337,225
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	325,000	59,135
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	2,800,000	508,557
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	600,000	105,441
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	500,000	86,938
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	500,000	85,414
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	950,000	161,916
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	425,000	71,935
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	525,000	88,861

Total Egypt (identified cost $2,250,636)			$2,250,406

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	577,000	$3,817
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	3,200,000	21,050
Iceland Treasury Note, 7.00%, 3/17/10	ISK	1,965,000	13,009

Total Iceland (identified cost $37,136)			$37,876

Kazakhstan — 1.5%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	54,310,000	$366,661
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	16,399,700	110,660
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	78,100	527
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	30,000,300	201,910
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	66,624,600	447,257

Total Kazakhstan (identified cost $1,121,226)			$1,127,015

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	136,000,000	$90,585
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	100,000,000	66,512
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	51,000,000	33,868
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	478,290,000	317,096
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	230,000,000	152,209
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	259,000,000	171,071
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	450,000,000	296,376
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	220,000,000	144,033
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	104,600,000	68,341
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	104,680,000	68,170
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	69,800,000	45,414
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	73,000,000	46,944
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	149,400,000	95,682
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	90,970,000	58,203
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	71,460,000	45,613
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	70,000,000	44,467
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	111,780,000	70,834
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	63,320,000	42,753
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	61,330,000	41,234

Total Lebanon (identified cost $1,895,194)			$1,899,405

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	131,300,000	$112,818
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	246,600,000	211,247

	Principal
Security	Amount		Value
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	109,670,000	$93,896

Total South Korea (identified cost $428,405)			$417,961

Sri Lanka — 1.4%
Sri Lanka Government Bond, 7.60%, 4/1/10	LKR	1,970,000	$17,168
Sri Lanka Government Bond, 15.50%, 5/15/10	LKR	6,990,000	62,192
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	28,540,000	248,575
Sri Lanka Treasury Bill, 0.00%, 4/9/10	LKR	7,250,000	62,302
Sri Lanka Treasury Bill, 0.00%, 4/30/10	LKR	4,450,000	38,061
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	37,550,000	320,654
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	31,660,000	265,883

Total Sri Lanka (identified cost $1,013,666)			$1,014,835

Zambia — 0.0%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	184,000,000	$36,695

Total Zambia (identified cost $36,568)			$36,695

Total Foreign Government Securities (identified cost $7,042,459)			$7,027,848

Repurchase Agreements(6) — 9.3%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC, dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $1,359,697.	$1,287	$1,286,788
Citibank, dated 1/22/10, with an interest rate of 0.38%, collateralized by Turkey Government Bond with an interest rate of 7.00%, a maturity date of 9/26/16 and a market value of $2,278,222.	2,222	2,222,200
JPMorgan Chase:
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Peru Government Bond with an interest rate of 7.35%, a maturity date of 7/21/25 and a market value of $1,127,450.	1,133	1,132,500
Dated 1/29/10, with an interest rate of 0.45%, collateralized by Uruguay Government Bond with an interest rate of 7.875%, a maturity date of 1/15/33 and a market value of $2,198,563.	2,192	2,192,000

Total Repurchase Agreements (identified cost $6,833,488)		$6,833,488

Other Securities — 10.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(7)	$4,178	$4,178,455
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	3,429	3,428,914

Total Other Securities (identified cost $7,607,369)		$7,607,369

Total Short-Term Investments (identified cost $21,483,316)		$21,468,705

Total Investments — 108.7% (identified cost $78,380,719)		$79,991,739

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts		Strike		Expiration
Description	(000’s omitted)		Price		Date	Value
Japanese Yen Call Option	JPY	1,335,000	JPY	76.40	4/6/10	$(11,388)

Total Currency Options Written (premiums received $152,300)						$(11,388)

Other Assets, Less Liabilities — (8.7)%						$(6,325,673)

Net Assets — 100.0%						$73,654,678

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

PLN	-	Polish Zloty

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMK	-	Zambian Kwacha

(1)		Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $1,074,457 or 1.5% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.

(6)	Open repurchase agreements with no specific maturity date. Either party may terminate the agreement upon demand.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $65, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 28,540,000	United States Dollar 243,204	$(5,605)
2/8/10	New Turkish Lira 180,000	United States Dollar 121,511	1,393
2/8/10	South African Rand 1,607,881	United States Dollar 219,512	8,852
2/8/10	South African Rand 3,972,582	United States Dollar 543,103	22,627
2/19/10	Euro 506,000	United States Dollar 733,396	31,859
2/26/10	Swedish Krona 2,835,000	United States Dollar 390,184	6,482
3/2/10	Chilean Peso 95,000,000	United States Dollar 185,547	4,180
4/1/10	Sri Lankan Rupee 2,044,860	United States Dollar 17,540	(158)
4/9/10	Sri Lankan Rupee 7,250,000	United States Dollar 62,232	(459)
4/30/10	Sri Lankan Rupee 4,450,000	United States Dollar 38,197	(172)
5/7/10	Sri Lankan Rupee 16,370,000	United States Dollar 139,676	(1,344)
5/7/10	Sri Lankan Rupee 19,310,000	United States Dollar 164,691	(1,655)
5/7/10	Sri Lankan Rupee 1,870,000	United States Dollar 15,956	(154)
5/17/10	Sri Lankan Rupee 7,531,725	United States Dollar 64,346	(455)
7/6/10	Chilean Peso 38,110,000	United States Dollar 77,641	4,643
7/6/10	Chilean Peso 20,600,000	United States Dollar 42,226	2,768
7/6/10	Chilean Peso 72,000,000	United States Dollar 147,014	9,101
7/16/10	Sri Lankan Rupee 31,660,000	United States Dollar 269,447	(915)
7/20/10	Kazak Tenge 22,347,800	United States Dollar 137,103	(14,852)
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 147,290	(10,399)
7/21/10	Kazak Tenge 22,253,300	United States Dollar 137,366	(13,951)
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 144,951	(10,616)
7/23/10	Kazak Tenge 22,791,200	United States Dollar 140,470	(14,515)
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 147,318	(12,113)

			$4,542

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 648,441,500	United States Dollar 142,458	$(256)
2/3/10	Japanese Yen 1,039,492,000	United States Dollar 11,455,341	60,699
2/3/10	Japanese Yen 21,810,000	United States Dollar 241,856	(233)
2/3/10	Russian Ruble 7,834,000	United States Dollar 264,823	(6,914)
2/4/10	Malaysian Ringgit 340,000	United States Dollar 99,021	636
2/5/10	Zambian Kwacha 480,778,492	United States Dollar 104,832	561
2/8/10	Indian Rupee 10,720,000	United States Dollar 232,035	(48)
2/8/10	New Turkish Lira 926,180	United States Dollar 624,016	(5,955)
2/8/10	Polish Zloty 1,984,344	Euro 484,364	7,553
2/8/10	Polish Zloty 560,000	Euro 136,432	2,492
2/9/10	Indian Rupee 14,860,000	United States Dollar 318,338	3,194
2/9/10	Indian Rupee 14,860,000	United States Dollar 318,201	3,331
2/10/10	Japanese Yen 1,145,514,160	United States Dollar 12,687,715	3,179
2/11/10	Mexican Peso 3,613,000	United States Dollar 282,222	(6,251)
2/11/10	Russian Ruble 13,500,000	United States Dollar 443,204	744
2/16/10	Australian Dollar 211,241	United States Dollar 194,806	(8,206)
2/16/10	Indian Rupee 15,500,000	United States Dollar 341,410	(6,365)
2/16/10	Indonesian Rupiah 1,407,370,000	United States Dollar 153,912	(3,912)
2/16/10	Israeli Shekel 340,000	United States Dollar 91,055	37
2/16/10	South Korean Won 148,400,000	United States Dollar 131,923	(4,226)
2/18/10	Colombian Peso 273,125,859	United States Dollar 136,290	1,167
2/19/10	Norwegian Krone 1,480,000	Euro 179,994	128
2/19/10	Indian Rupee 7,070,000	United States Dollar 154,806	(2,048)
2/22/10	Australian Dollar 231,800	United States Dollar 213,356	(8,723)
2/22/10	Canadian Dollar 223,019	United States Dollar 212,719	(4,149)
2/22/10	Malaysian Ringgit 564,000	United States Dollar 168,913	(3,894)
2/25/10	Norwegian Krone 2,602,500	Euro 319,290	(3,743)
2/25/10	Euro 9,110,667	United States Dollar 12,862,258	(231,074)
2/25/10	Indonesian Rupiah 2,432,000,000	United States Dollar 258,065	566

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/26/10	British Pound Sterling 681,444	Euro 784,057	$2,063
2/26/10	British Pound Sterling 115,349	United States Dollar 186,675	(2,323)
2/26/10	Euro 469,311	United States Dollar 659,284	(8,624)
2/26/10	Indian Rupee 4,500,000	United States Dollar 97,108	24
2/26/10	South Korean Won 215,000,000	United States Dollar 185,332	(369)
3/2/10	Brazilian Real 290,000	United States Dollar 156,503	(3,416)
3/2/10	Brazilian Real 600,831	United States Dollar 320,221	(3,051)
3/11/10	Indonesian Rupiah 1,058,000,000	United States Dollar 114,218	(1,951)
3/31/10	Indonesian Rupiah 1,958,000,000	United States Dollar 207,108	219
4/13/10	Ghanaian Cedi 251,500	United States Dollar 158,425	11,869
5/26/10	Zambian Kwacha 355,800,000	United States Dollar 60,142	16,655
5/27/10	Zambian Kwacha 332,600,000	United States Dollar 56,126	15,651
6/11/10	Zambian Kwacha 285,300,000	United States Dollar 58,946	2,456
7/20/10	Ukrainian Hryvnia 1,377,900	United States Dollar 137,104	20,585
7/21/10	Ukrainian Hryvnia 1,360,000	United States Dollar 137,374	18,193
7/23/10	Ukrainian Hryvnia 1,395,100	United States Dollar 140,919	18,512
8/19/10	Zambian Kwacha 93,650,000	United States Dollar 18,969	897
8/23/10	Zambian Kwacha 93,650,000	United States Dollar 19,093	749
9/3/10	Ukrainian Hryvnia 540,000	United States Dollar 48,214	12,055
9/28/10	Zambian Kwacha 235,100,000	United States Dollar 44,653	4,626
6/15/11	Yuan Renminbi 1,100,000	United States Dollar 166,541	1,952
6/15/11	Yuan Renminbi 2,300,000	United States Dollar 347,958	4,345
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	(384)

			$(100,977)

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $4,807 and a payable of $23,769.

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/10	5 Euro-Bobl	Long	$879,554	$884,039	$4,485
3/10	38 Euro-Bund	Long	7,065,807	7,071,971	6,164
3/10	6 Euro-Buxl	Long	890,862	901,993	11,131
3/10	15 Euro-Schatz	Long	2,439,439	2,448,736	9,297
3/10	12 U.K. Gilt	Long	2,335,800	2,307,564	(28,236)
3/10	11 U.S. 30 Year Treasury Bond	Short	(1,329,758)	(1,306,937)	22,821
3/10	1 U.S. 5 Year Treasury Note	Short	(116,192)	(116,461)	(269)
3/10	9 U.S. Ultra Long Treasury Bond	Short	(1,111,687)	(1,119,375)	(7,688)

					$17,705

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 8.5 to 10.5 years.

•	Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 24 to 35 years.

•	Euro-Schatz: Medium-term debt securities issued by the Federal Republic of Germany or the Treuhandanstalt with a remaining term to maturity of 1 3/4 to 2 1/4 years.

•	U.K. Gilt: Gilt issues having a maturity of 8 1/4 to 13 years from the calendar day of the delivery month.

Interest Rate Swaps

	Notional		Portfolio
	Amount		Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(567)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(1,404)
JPMorgan Chase Bank	BRL	2,569	Pay	Brazil Interbank Deposit Rate	9.67	1/3/11	(2,741)

							$(4,712)

BRL	-	Brazilian Real
ILS	-	Israeli Shekel

Credit Default Swaps — Sell Protection

		Notional	Contract		Current
		Amount*	Annual	Termination	Market Annual	Net Unrealized
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	Depreciation
Iceland	JPMorgan Chase Bank	$300	1.75%	3/20/18	6.31%	$(65,818)
Iceland	JPMorgan Chase Bank	100	2.10	3/20/23	5.79	(22,454)
Iceland	JPMorgan Chase Bank	100	2.45	3/20/23	5.79	(20,260)

						$(108,532)

Credit Default Swaps — Buy Protection

		Notional		Contract			Net Unrealized
		Amount		Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)		Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC		$200	0.44%		12/20/13	$2,585
Austria	Barclays Bank PLC		100	1.42		3/20/14	(2,547)
Brazil	Barclays Bank PLC		250	1.65		9/20/19	(1,069)
China	Barclays Bank PLC		100	1.00	(1)	3/20/15	(161)
China	Barclays Bank PLC		100	1.00	(1)	3/20/20	(640)
China	Citigroup Global Markets		100	1.00	(1)	3/20/20	(478)
China	JPMorgan Chase Bank		100	1.00	(1)	3/20/15	(209)
Greece	JPMorgan Chase Bank		4,000	0.13		9/20/17	803,408
Lebanon	Barclays Bank PLC		100	1.00	(1)	12/20/14	(1,295)
Lebanon	Citigroup Global Markets		200	1.00	(1)	12/20/14	(2,816)
Lebanon	Citigroup Global Markets		100	1.00	(1)	3/20/15	168
Lebanon	Citigroup Global Markets		150	3.30		9/20/14	(7,440)
Lebanon	Deutschebank		100	1.00	(1)	3/20/15	(101)
Malaysia	Bank of America		100	0.83		12/20/14	894
Malaysia	Barclays Bank PLC		200	0.82		12/20/14	1,882
Malaysia	Barclays Bank PLC		200	2.40		3/20/14	(11,981)
Malaysia	Citigroup Global Markets		200	2.45		3/20/14	(12,389)
Philippines	Barclays Bank PLC		72	1.00	(1)	3/20/15	675
Philippines	Barclays Bank PLC		300	1.70		12/20/14	988
Philippines	Barclays Bank PLC		200	1.84		12/20/14	(598)
Philippines	Barclays Bank PLC		100	1.85		12/20/14	(433)
Philippines	Citigroup Global Markets		100	1.84		12/20/14	(299)
Philippines	JPMorgan Chase Bank		71	1.00	(1)	3/20/15	666
Philippines	JPMorgan Chase Bank		300	1.69		12/20/14	1,127
South Africa	Bank of America		200	1.00	(1)	12/20/19	3,031
South Africa	Barclays Bank PLC		200	1.00	(1)	12/20/19	1,600
South Africa	Citigroup Global Markets		100	1.00	(1)	12/20/19	74
South Africa	Credit Suisse		100	1.00	(1)	3/20/20	850
South Africa	JPMorgan Chase Bank		100	1.00	(1)	12/20/19	(183)
Thailand	Barclays Bank PLC		200	0.97		9/20/19	4,586
Thailand	Citigroup Global Markets		200	0.86		12/20/14	1,963
Thailand	Citigroup Global Markets		100	0.95		9/20/19	2,454
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	935
Turkey	Barclays Bank PLC		540	2.12		1/20/13	(8,506)
Turkey	Citigroup Global Markets		270	2.93		9/20/19	(18,843)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR	300	1.00	(1)	12/20/14	(179)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs, Inc.	EUR	300	1.00	(1)	12/20/14	(85)

							$757,634

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $500,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$74,137	8/25/10	1-month USD- LIBOR-BBA+50bp	Total Return on JPMorgan Abu Dhabi Index	$171

					$171

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate	Floating	Fixed	Termination	Net Unrealized
Counterparty	(Currency Received)		(Currency Delivered)	Rate	Rate	Date	Depreciation
Bank of America	TRY	500,000	$333,778	3-month USD- LIBOR-BBA	10.03%	11/25/13	$(5,401)
Citigroup Global Markets	TRY	224,285	$135,274	3-month USD- LIBOR-BBA	12.10	2/15/12	(40,216)
Citigroup Global Markets	TRY	99,705	$61,699	3-month USD- LIBOR-BBA	11.95	2/15/12	(16,144)
Citigroup Global Markets	TRY	318,742	$189,727	3-month USD- LIBOR-BBA	12.46	8/14/13	(49,894)
Citigroup Global Markets	TRY	160,285	$107,272	3-month USD- LIBOR-BBA	10.05	11/6/13	(2,102)
Credit Suisse	TRY	166,085	$95,948	3-month USD- LIBOR-BBA	12.45	2/15/12	(33,961)
JPMorgan Chase Bank	TRY	60,922	$40,778	3-month USD- LIBOR-BBA	10.10	11/6/13	(861)
JPMorgan Chase Bank	TRY	402,826	$271,996	3-month USD- LIBOR-BBA	11.20	5/21/14	(18,939)

							$(167,518)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written currency call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	1,335,000	$152,300

Outstanding, end of period	JPY	1,335,000	$152,300

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

•	Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

•	Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

•	Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

•	Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$827,886	$(178,784)

		$827,886	$(178,784)

Equity	Total Return Swaps	$171	$—

		$171	$—

Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$311,850	$(427,247)
Foreign Exchange	Purchased Options	1,613	—
Foreign Exchange	Written Options	—	(11,388)

		$313,463	$(438,635)

Interest Rate	Cross-Currency Swaps	$—	$(167,518)
Interest Rate	Futures Contracts*	53,898	(36,193)
Interest Rate	Interest Rate Swaps	—	(4,712)

Total		$53,898	$(208,423)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,489,246

Gross unrealized appreciation	$2,467,418
Gross unrealized depreciation	(964,925)

Net unrealized appreciation	$1,502,493

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$29,672,173	$—	$29,672,173
Foreign Corporate Bonds	—	37,000	—	37,000
Collateralized Mortgage Obligations	—	5,836,375	—	5,836,375
Mortgage Pass-Throughs	—	22,975,873	—	22,975,873
Currency Options Purchased	—	1,613	—	1,613
Short-Term Investments	4,178,455	17,290,250	—	21,468,705

Total Investments	$4,178,455	$75,813,284	$—	$79,991,739

Forward Foreign Currency Exchange Contracts	$—	$311,850	$—	$311,850
Swaps Contracts	—	828,057	—	828,057
Futures Contracts	53,898	—	—	53,898

Total	$4,232,353	$76,953,191	$—	$81,185,544

Liability Description

Currency Options Written	$—	$(11,388)	$—	$(11,388)
Forward Foreign Currency Exchange Contracts	—	(427,247)	—	(427,247)
Swaps Contracts	—	(351,014)	—	(351,014)
Futures Contracts	(36,193)	—	—	(36,193)

Total	$(36,193)	$(789,649)	$—	$(825,842)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010